Note 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	6 Months Ended
Jun. 30, 2019
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

47. Remuneration and other benefits to the Board of Directors and members of the Bank’s Senior Management

The notes accompanying the Bank's annual consolidated financial statements, corresponding to the financial year ending 31 December 2018, detail the remuneration and other benefits corresponding to the members of the Board of Directors and of Senior Management, including the description of the applicable policies and remuneration systems, and information regarding the conditions to receive remuneration and other benefits.

The General Shareholders' Meeting of the Bank held on 15 March 2019, approved a new Remuneration Policy for BBVA Directors, which while maintaining the same remuneration system as established in the previous policy, incorporates the adjustments to the contractual conditions of the Group Executive Chairman and the Chief Executive Officer resulting from the positions and functions for which they were appointed on 20 December 2018.

On the basis of said policies and remuneration systems, information regarding the remuneration and other benefits for the members of the Board of Directors and for Senior Management corresponding to the period between the start of the financial year and 30 June 2019 is shown below.

Remuneration of non-executive directors

The remuneration paid to non-executive directors during the first semester of 2019 is itemised per director below:

Remuneration for non-executive directors (Thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remunerations Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other functions (1)	Total
Tomás Alfaro Drake	64	-	-	-	21	-	21	-	107
José Miguel Andrés Torrecillas	64	-	71	53	-	53	-	8	250
Jaime Félix Caruana Lacorte	64	83	28	53	-	-	14	-	243
Belén Garijo López	64	-	35	-	54	21	-	-	174
Sunir Kumar Kapoor	64	-	-	-	-	-	21	-	86
Carlos Loring Martínez de Irujo	64	83	-	53	21	-	-	-	223
Lourdes Máiz Carro	64	-	35	-	21	14	-	-	134
José Maldonado Ramos	64	83	-	-	-	21	-	-	169
Ana Peralta Moreno	64	-	35	-	21	-	-	-	121
Juan Pi Llorens	64	-	24	107	-	8	21	13	238
Susana Rodríguez Vidarte	64	83	-	53	-	21	-	-	222
Jan Verplancke	64	-	-	-	-	-	21	-	86
Total (2)	772	333	226	321	139	138	100	22	2.052

(1) Amounts received during the first semester of 2019 by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Independent Director, positions for which they were appointed by resolution of the Board of Directors on April 29, 2019.

(2) Includes the amounts corresponding to the positions of member of the Board and of member of various committees during the first semester of 2019. By resolution of the Board of Directors on April 29, 2019, the functions of some Board committees were redistributed, and their names and composition were adapted to these changes.

Likewise, during the first semester of 2019, EUR 100 thousand was paid in healthcare and casualty insurance premiums to non-executive directors.

Remuneration of executive directors

The remuneration paid to executive directors during the first semester of 2019 is itemised per director below:

Fixed remuneration (Thousands of Euros)

Group Executive Chairman	1.227
Chief Executive Officer (1)	1.090
Head of Global Economics & Public Affairs (Head of GE&PA)	417
Total	2.733

(1) In addition, in accordance with the Remuneration Policy for BBVA Directors, during the first semester of 2019, the Chief Executive Officer received EUR 327 thousand as cash in lieu of pension and EUR 181 thousand as a mobility allowance.

Variable remuneration
	In cash(Thousands of Euros)	In shares
Group Executive Chairman (1)	1.091	179.593
Chief Executive Officer (2)	200	41.267
Head of GE&PA (1)	193	31.308
Total	1.483	252.168

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) for 2018 and to the deferred AVR for 2015 to be paid in 2019, along with its update in cash. For the Group Executive Chairman, this variable remuneration relates to his previous position as Chief Executive Officer.

(2) Remuneration corresponding to the upfront portion (40%) of the AVR for the 2018 financial year. Data in thousands of euro is for information purposes. The exchange rate applied is that at the close of April 2019.

Moreover, in the first semester of 2019, remuneration in kind was paid to executive directors, including insurance premiums and other items, for a total amount of EUR 372 thousand.

Remuneration of members of Senior Management (*)

The remuneration paid to the Senior Management as a whole during the first semester of 2019, excluding executive directors, is itemised below:

Fixed remuneration (Thousands of Euros)

Senior Management Total	7.674

Variable remuneration (Thousands of Euros)
	In cash (1)(Thousands of Euros)	In shares (1)
Senior Management Total	2.769	437.804

(1) Remuneration corresponding to the upfront portion (40%) of the AVR for the 2018 financial year and to the deferred AVR for 2015 to be paid in 2019, for the senior managers beneficiaries, along with its update in cash. For those members of Senior Management appointed by the Board of Directors on 20 December 2018 and 29 April 2019, this remuneration relates to their previous positions.

(*) 15 members with such status as at 30 June 2019, excluding executive directors.

Likewise, during the first semester of 2019, remuneration in kind was paid in favour of Senior Management as a whole, excluding executive directors, which included insurance premiums and other items, for a total amount of EUR 540 thousand.

Remuneration system with deferred delivery of shares for non-executive directors

During the first semester of 2019, the following "theoretical shares" were allocated, derived from the deferred delivery of shares remuneration system for non-executive directors, equivalent to 20% of the total remuneration in cash received by each director in 2018:

	Theoretical shares allocated in 2019	Theoretical shares accumulated as at 30 June 2019
Tomás Alfaro Drake	10.138	93.587
José Miguel Andrés Torrecillas	19.095	55.660
Jaime Félix Caruana Lacorte	9.320	9.320
Belén Garijo López	12.887	47.528
Sunir Kumar Kapoor	6.750	15.726
Carlos Loring Martínez de Irujo	17.515	116.391
Lourdes Máiz Carro	11.160	34.320
José Maldonado Ramos	15.328	94.323
Ana Peralta Moreno	5.624	5.624
Juan Pi Llorens	17.970	72.141
Susana Rodríguez Vidarte	17.431	122.414
Jan Verplancke	5.203	5.203
Total	148.421	672.237

Pension commitments with executive directors and members of Senior Management

Executive directors (Thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Group Executive Chairman	820	139	20.463
Chief Executive Officer	-	71	-
Head of GE&PA	129	75	1.271
Total	949	285	21.735

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the executive directors corresponding to the first semester of 2019. For the Group Executive Chairman and the Head of GE&PA, these correspond to the sum of the annual retirement benefit and the death and disability premiums, as well as to the adjustment made to the discretionary pension benefits for 2018 that fall due in the 2019 financial year, once the AVR for 2018 has been determined. For the Chief Executive Officer, the registered contributions correspond exclusively to the proportion of the premiums for death and disability coverage corresponding to the first semester of 2019, as there are no commitments with the Chief Executive Officer for the retirement benefit.

Senior Management (Thousands of Euros)
	Contributions (1)		Accumulated funds
	Retirement	Death and disability
Senior Management Total*	1.758	381	31.099

(1) Contributions registered to fulfil the proportion of pension commitments undertaken with the Senior Management as a whole for the first semester of 2019 corresponding to the sum of the annual contributions to cover retirement benefits, death and disability premiums, and the adjustments made to the discretionary pension benefits for 2018 that fall due in 2019, once the AVR for the year 2018 has been determined.

(*) 15 members with such status as at 30 June 2019, excluding executive directors.